Risk management - Aging analysis (past due but performing): Consumer lending portfolio, outstandings (Details) - ING Bank consumer lending portfolio, outstandings [member] - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	€ 2,619	€ 3,367
Past due for 1-30 days [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	2,129	2,564
Past due for 31-60 days [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	402	639
Past due for 61-90 days [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	€ 88	€ 163